Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K (“Item 402(v)”) and does not necessarily reflect the value actually realized by the NEOs or how the Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation and Nominating Committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” beginning on page 31.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 31, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.
Year	Summary compensation table total for current PEO(1)	Summary compensation table total for former PEO(2)	Compensation actually paid to current PEO(1)(3)(8)	Compensation actually paid to former PEO(2)(3)(8)	Average summary compensation table total for non-PEO NEOs(4)	Average compensation actually paid to non-PEO NEOs(4)(3)(8)	Value of initial fixed $100 investment based on:		Net income (in millions)(6)	ARR (in millions)(7)
							Total shareholder return(5)	Peer group total shareholder return(5)
2023	$10,026,618	$3,948,556	$10,084,908	$2,743,264	$2,316,573	$1,803,530	$46.07	$190.86	$(110.1)	$588.6
2022		$4,319,536		$20,138,596	$2,710,211	$3,135,587	$54.34	$120.92	$(141.3)	$512.5
2021		$8,476,323		$10,597,836	$5,046,446	$5,759,561	$96.96	$168.40	$(75.2)	$412.5
2020		$765,208		$(4,831,435)	$588,881	$(443,390)	$76.33	$125.18	$(24.1)	$285.3

(1)
Mr. Strosahl was our PEO from September 2, 2023-December 31, 2023.

(2)
Mr. Hager was our PEO for the fiscal years ended December 31, 2020, 2021 and 2022 and from January 1, 2023-September 2, 2023.

(3)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(4)
For 2023, Mses. Lam and Tschida and Messrs. Goodkind and Wudi were our Other NEOs. For 2022, Mses. Lam and Putman and Messrs. Goodkind, Strosahl, and Wudi were our Other NEOs. For 2021, Ms. Putman and Messrs. Strosahl, Lendino, and Wudi were our Other NEOs. For 2020, Ms. Putman and Mr. Strosahl were the Other NEOs.

(5)
Pursuant to SEC rules, the TSR figures for each applicable year assume a fixed investment of $100 on July 22, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Information Technology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(6)
Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

(7)
We have selected ARR as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023.

(8)
In calculation of compensation actually paid and presented in the table for fiscal year 2023, the following amounts were deducted and added:

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
Adjustments	Current PEO	Former PEO	Other NEOs
SCT Total	$10,026,618	$3,948,556	$2,316,573
Adjustments for stock awards and option awards
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	(9,249,991)	(3,499,982)	(1,824,989)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	9,943,673	3,165,232	1,650,440
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(484,184)	(650,022)	(253,280)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(151,208)	(220,520)	(85,214)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—
CAP Amounts (as calculated)	$10,084,908	$2,743,264	$1,803,530

Company Selected Measure Name	ARR
Named Executive Officers, Footnote
(1)
Mr. Strosahl was our PEO from September 2, 2023-December 31, 2023.

(2)
Mr. Hager was our PEO for the fiscal years ended December 31, 2020, 2021 and 2022 and from January 1, 2023-September 2, 2023.

(4)
For 2023, Mses. Lam and Tschida and Messrs. Goodkind and Wudi were our Other NEOs. For 2022, Mses. Lam and Putman and Messrs. Goodkind, Strosahl, and Wudi were our Other NEOs. For 2021, Ms. Putman and Messrs. Strosahl, Lendino, and Wudi were our Other NEOs. For 2020, Ms. Putman and Mr. Strosahl were the Other NEOs.

Peer Group Issuers, Footnote
(5)
Pursuant to SEC rules, the TSR figures for each applicable year assume a fixed investment of $100 on July 22, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Information Technology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(8)
In calculation of compensation actually paid and presented in the table for fiscal year 2023, the following amounts were deducted and added:

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
Adjustments	Current PEO	Former PEO	Other NEOs
SCT Total	$10,026,618	$3,948,556	$2,316,573
Adjustments for stock awards and option awards
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	(9,249,991)	(3,499,982)	(1,824,989)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	9,943,673	3,165,232	1,650,440
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(484,184)	(650,022)	(253,280)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(151,208)	(220,520)	(85,214)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—
CAP Amounts (as calculated)	$10,084,908	$2,743,264	$1,803,530

Non-PEO NEO Average Total Compensation Amount	$ 2,316,573	$ 2,710,211	$ 5,046,446	$ 588,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,803,530	3,135,587	5,759,561	(443,390)
Adjustment to Non-PEO NEO Compensation Footnote
(8)
In calculation of compensation actually paid and presented in the table for fiscal year 2023, the following amounts were deducted and added:

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
Adjustments	Current PEO	Former PEO	Other NEOs
SCT Total	$10,026,618	$3,948,556	$2,316,573
Adjustments for stock awards and option awards
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	(9,249,991)	(3,499,982)	(1,824,989)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	9,943,673	3,165,232	1,650,440
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(484,184)	(650,022)	(253,280)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(151,208)	(220,520)	(85,214)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—
CAP Amounts (as calculated)	$10,084,908	$2,743,264	$1,803,530

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
2023 Performance Measures
We consider the list below to be Jamf’s most important metrics that link compensation paid to our NEOs, as they are the key metrics that determine the payout of Jamf’s ACIP, as well as certain management MBOs. For more information on the 2023 ACIP and actual payouts thereunder for each NEO, see “Compensation Discussion and Analysis — Annual Short-Term Cash Incentive Plan” beginning on page 26 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.
ARR
Non-GAAP Operating Income Margin
Non-GAAP Operating Income
Diversity & Inclusion

Total Shareholder Return Amount	$ 46.07	54.34	96.96	76.33
Peer Group Total Shareholder Return Amount	190.86	120.92	168.4	125.18
Net Income (Loss)	$ (110.1)	$ (141.3)	$ (75.2)	$ (24.1)
Company Selected Measure Amount	588.6	512.5	412.5	285.3
Measure:: 1
Pay vs Performance Disclosure
Name	ARR
Non-GAAP Measure Description
(7)
We have selected ARR as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Diversity & Inclusion
Mr.Strosahl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,026,618
PEO Actually Paid Compensation Amount	$ 10,084,908	$ 10,084,908
PEO Name	Mr. Strosahl
Mr.Hager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,948,556	4,319,536	$ 8,476,323	$ 765,208
PEO Actually Paid Compensation Amount	$ 2,743,264	$ 20,138,596	$ 10,597,836	$ (4,831,435)
PEO Name	Mr. Hager
Non-PEO NEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,316,573
PEO | Mr.Strosahl [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,249,991)
PEO | Mr.Strosahl [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,943,673
PEO | Mr.Strosahl [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,184)
PEO | Mr.Strosahl [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.Strosahl [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,208)
PEO | Mr.Strosahl [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.Strosahl [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.Hager [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,499,982)
PEO | Mr.Hager [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,165,232
PEO | Mr.Hager [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(650,022)
PEO | Mr.Hager [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.Hager [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,520)
PEO | Mr.Hager [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.Hager [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,824,989)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,650,440
Non-PEO NEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,280)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,214)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount